Supplemental guarantor financial information (Tables)	9 Months Ended
Sep. 30, 2011
Supplemental Guarantor Financial Information [Abstract]
Condensed Consolidating Balance Sheet
We are an integrated enterprise, characterized by substantial intersegment cooperation, cost allocations and the sharing of assets. Therefore, we do not represent that the financial information presented is indicative of the financial position, results of operations or cash flows which the entities would have reported if they had operated independently. The condensed consolidating financial statements should be read in conjunction with our consolidated financial statements.

Deluxe Corporation
Condensed Consolidating Balance Sheet

	September 30, 2011
	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$1,779	$987	$20,255	$-	$23,021
Trade accounts receivable, net	-	53,082	11,957	-	65,039
Inventories and supplies	-	20,405	2,081	-	22,486
Deferred income taxes	1,215	6,715	767	-	8,697
Funds held for customers	-	-	34,611	-	34,611
Other current assets	9,445	11,537	5,620	-	26,602
Total current assets	12,439	92,726	75,291	-	180,456
Long-term Investments	35,979	8,789	-	-	44,768
Property, Plant and Equipment, net	-	100,121	16,652	-	116,773
Assets Held for Sale	-	3,937	-	-	3,937
Intangibles, net	-	161,401	2,309	-	163,710
Goodwill	-	775,044	1,900	-	776,944
Investments In Consolidated Subsidiaries	1,261,717	13,785	-	(1,275,502)	-
Intercompany (Payable) Receivable	(245,905)	292,362	(46,457)	-	-
Other Non-Current Assets	14,624	72,713	13,462	-	100,799
Total assets	$1,078,854	$1,520,878	$63,157	$(1,275,502)	$1,387,387

LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$15,618	$43,515	$4,034	$-	$63,167
Accrued liabilities	18,694	88,473	39,227	-	146,394
Short-term debt	33,000	-	-	-	33,000
Total current liabilities	67,312	131,988	43,261	-	242,561
Long-Term Debt	742,592	-	-	-	742,592
Deferred Income Taxes	(20,266)	68,963	3,229	-	51,926
Other Non-Current Liabilities	5,845	58,210	2,882	-	66,937
Total Shareholders' Equity	283,371	1,261,717	13,785	(1,275,502)	283,371
Total liabilities and shareholders' equity	$1,078,854	$1,520,878	$63,157	$(1,275,502)	$1,387,387

Deluxe Corporation
Condensed Consolidating Balance Sheet

	December 31, 2010
	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$3,197	$683	$13,503	$-	$17,383
Trade accounts receivable, net	-	53,679	12,792	-	66,471
Inventories and supplies	-	19,350	2,310	-	21,660
Deferred income taxes	2,854	6,303	233	-	9,390
Funds held for customers	-	-	35,720	-	35,720
Other current assets	9,463	8,047	3,103	-	20,613
Total current assets	15,514	88,062	67,661	-	171,237
Long-term Investments	34,905	2,427	78		37,410
Property, Plant and Equipment, net	-	102,427	17,794	-	120,221
Assets Held for Sale	-	4,527	-	-	4,527
Intangibles, net	-	151,512	3,600	-	155,112
Goodwill	-	723,938	1,999	-	725,937
Investments In Consolidated Subsidiaries	986,484	615	-	(987,099)	-
Intercompany (Payable) Receivable	(68,348)	114,299	(45,951)	-	-
Other Non-Current Assets	12,337	71,032	10,878	-	94,247
Total assets	$980,892	$1,258,839	$56,059	$(987,099)	$1,308,691

LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$11,697	$42,798	$5,983	$-	$60,478
Accrued liabilities	9,440	92,038	42,556	-	144,034
Short-term debt	7,000	-	-	-	7,000
Total current liabilities	28,137	134,836	48,539	-	211,512
Long-Term Debt	748,122	-	-	-	748,122
Deferred Income Taxes	(25,898)	68,794	3,856	-	46,752
Other Non-Current Liabilities	4,333	68,725	3,049	-	76,107
Total Shareholders' Equity	226,198	986,484	615	(987,099)	226,198
Total liabilities and shareholders' equity	$980,892	$1,258,839	$56,059	$(987,099)	$1,308,691

Condensed Consolidating Statement of Income
Deluxe Corporation
Condensed Consolidating Statement of Income

	Quarter Ended September 30, 2011
	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
Revenue	$2,128	$318,933	$68,984	$(34,901)	$355,144
Total cost of goods sold	-	113,365	39,888	(30,615)	122,638
Gross Profit	2,128	205,568	29,096	(4,286)	232,506

Selling, general and administrative expense, including net restructuring charges	2,529	146,427	22,191	(4,286)	166,861
Operating (Loss) Income	(401)	59,141	6,905	-	65,645

Interest expense	(11,785)	(2,106)	(298)	2,358	(11,831)
Other income (expense)	2,930	382	(1,255)	(2,358)	(301)
(Loss) Income Before Income Taxes	(9,256)	57,417	5,352	-	53,513

Income tax (benefit) provision	(6,227)	23,171	(166)	-	16,778
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(3,029)	34,246	5,518	-	36,735

Equity In Earnings Of Consolidated Subsidiaries	39,764	5,518	-	(45,282)	-
Income From Continuing Operations	36,735	39,764	5,518	(45,282)	36,735

Net Loss From Discontinued Operations	-	-	-	-	-
Net Income	$36,735	$39,764	$5,518	$(45,282)	$36,735

Deluxe Corporation
Condensed Consolidating Statement of Income

	Quarter Ended September 30, 2010
	Deluxe Corporation	Guarantor subsidiaries	Non-guarantor subsidiaries	Eliminations	Total
Revenue	$2,329	$335,542	$65,624	$(35,862)	$367,633
Total cost of goods sold	-	112,973	39,456	(30,996)	121,433
Gross Profit	2,329	222,569	26,168	(4,866)	246,200

Selling, general and administrative expense, including net restructuring charges	(181)	140,378	22,361	(4,866)	157,692
Operating Income	2,510	82,191	3,807	-	88,508

Interest expense	(11,176)	(1,772)	(248)	1,989	(11,207)
Other income (expense)	1,368	(17)	1,021	(1,989)	383
(Loss) Income Before Income Taxes	(7,298)	80,402	4,580	-	77,684

Income tax (benefit) provision	(5,878)	28,714	3,676	-	26,512
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(1,420)	51,688	904	-	51,172

Equity In Earnings Of Consolidated Subsidiaries	52,220	904	-	(53,124)	-
Income From Continuing Operations	50,800	52,592	904	(53,124)	51,172

Net Loss From Discontinued Operations	-	(372)	-	-	(372)
Net Income	$50,800	$52,220	$904	$(53,124)	$50,800

Deluxe Corporation
Condensed Consolidating Statement of Income

	Nine Months Ended September 30, 2011
	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
Revenue	$6,383	$943,429	$208,821	$(107,463)	$1,051,170
Total cost of goods sold	-	336,306	121,448	(94,267)	363,487
Gross Profit	6,383	607,123	87,373	(13,196)	687,683

Selling, general and administrative expense, including net restructuring charges	9,313	427,005	67,585	(13,196)	490,707
Net gain on sale of facility	-	(110)	-	-	(110)
Operating (Loss) Income	(2,930)	180,228	19,788	-	197,086

Loss on early debt extinguishment	(6,995)	-	-	-	(6,995)
Interest expense	(35,795)	(7,363)	(1,023)	8,259	(35,922)
Other income (expense)	7,750	970	(677)	(8,259)	(216)
(Loss) Income Before Income Taxes	(37,970)	173,835	18,088	-	153,953

Income tax (benefit) provision	(18,539)	64,987	2,741	-	49,189
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(19,431)	108,848	15,347	-	104,764

Equity In Earnings Of Consolidated Subsidiaries	124,195	15,347	-	(139,542)	-
Income From Continuing Operations	104,764	124,195	15,347	(139,542)	104,764

Net Loss From Discontinued Operations	-	-	-	-	-
Net Income	$104,764	$124,195	$15,347	$(139,542)	$104,764

Deluxe Corporation
Condensed Consolidating Statement of Income

	Nine Months Ended September 30, 2010
	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
Revenue	$6,986	$952,273	$202,288	$(110,798)	$1,050,749
Total cost of goods sold	-	336,817	121,957	(97,038)	361,736
Gross Profit	6,986	615,456	80,331	(13,760)	689,013

Selling, general and administrative expense, including net restructuring charges	2,078	409,325	70,687	(13,760)	468,330
Operating Income	4,908	206,131	9,644	-	220,683

Interest expense	(33,174)	(5,146)	(774)	5,844	(33,250)
Other income (expense)	4,284	67	476	(5,844)	(1,017)
(Loss) Income Before Income Taxes	(23,982)	201,052	9,346	-	186,416

Income tax (benefit) provision	(9,954)	72,363	5,437	-	67,846
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(14,028)	128,689	3,909	-	118,570

Equity In Earnings Of Consolidated Subsidiaries	131,827	3,909	-	(135,736)	-
Income From Continuing Operations	117,799	132,598	3,909	(135,736)	118,570

Net Loss From Discontinued Operations	-	(771)	-	-	(771)
Net Income	$117,799	$131,827	$3,909	$(135,736)	$117,799

Condensed Consolidating Statement of Cash Flows
Deluxe Corporation
Condensed Consolidating Statement of Cash Flows

	Nine Months Ended September 30, 2011
	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Total
Net Cash Provided By Operating Activities of Continuing Operations	$9,051	$151,251	$10,945	$171,247

Cash Flows From Investing Activities:
Purchases of capital assets	-	(27,111)	(1,115)	(28,226)
Payments for acquisitions, net of cash acquired	-	(80,486)	-	(80,486)
Payments on company-owned life insurance policies	-	(6,383)	-	(6,383)
Loans to distributors	-	(3,219)	(296)	(3,515)
Other	(256)	711	(2,391)	(1,936)
Net cash used by investing activities of continuing operations	(256)	(116,488)	(3,802)	(120,546)

Cash Flows From Financing Activities:
Net proceeds from short-term debt	26,000	-	-	26,000
Payments on long-term debt, including costs of debt reacquisition	(215,030)	-	-	(215,030)
Proceeds from issuing long-term debt	200,000	-	-	200,000
Payments for debt issue costs	(3,470)	-	-	(3,470)
Change in book overdrafts	2,832	(850)	-	1,982
Proceeds from issuing shares under employee plans	7,597	-	-	7,597
Excess tax benefit from share-based employee awards	972	-	-	972
Payments for common shares repurchased	(23,620)	-	-	(23,620)
Cash dividends paid to shareholders	(38,395)	-	-	(38,395)
Advances from (to) consolidated subsidiaries	32,901	(33,609)	708	-
Net cash (used) provided by financing activities of continuing operations	(10,213)	(34,459)	708	(43,964)

Effect Of Exchange Rate Change on Cash	-	-	(1,099)	(1,099)

Net Change In Cash And Cash Equivalents	(1,418)	304	6,752	5,638
Cash And Cash Equivalents: Beginning Of Period	3,197	683	13,503	17,383
End Of Period	$1,779	$987	$20,255	$23,021

Deluxe Corporation
Condensed Consolidating Statement of Cash Flows

	Nine Months Ended September 30, 2010
	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Total
Net Cash Provided By Operating Activities of Continuing Operations	$11,407	$155,855	$3,222	$170,484

Cash Flows From Investing Activities:
Purchases of capital assets	-	(30,894)	(719)	(31,613)
Payments for acquisitions, net of cash acquired	-	(98,621)	-	(98,621)
Proceeds from company-owned life insurance policies	5,782	-	-	5,782
Proceeds from sales of marketable securities	-	-	1,970	1,970
Other	(1,759)	(116)	(8)	(1,883)
Net cash provided (used) by investing activities of continuing operations	4,023	(129,631)	1,243	(124,365)

Cash Flows From Financing Activities:
Net proceeds from short-term debt	4,000	-	-	4,000
Payments for debt issue costs	(2,361)	-	-	(2,361)
Change in book overdrafts	(1,494)	(101)	-	(1,595)
Proceeds from issuing shares under employee plans	3,078	-	-	3,078
Excess tax benefit from share-based employee awards	396	-	-	396
Payments for common shares repurchased	(2,999)			(2,999)
Cash dividends paid to shareholders	(38,586)	-	-	(38,586)
Advances from (to) consolidated subsidiaries	23,529	(25,042)	1,513	-
Net cash (used) provided by financing activities of continuing operations	(14,437)	(25,143)	1,513	(38,067)

Effect Of Exchange Rate Change on Cash	-	-	250	250

Net Change In Cash And Cash Equivalents	993	1,081	6,228	8,302
Cash And Cash Equivalents: Beginning Of Period	2,725	497	9,567	12,789
End Of Period	$3,718	$1,578	$15,795	$21,091